Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (8,053,043)	€ (5,953,069)	€ (15,955,350)	€ (11,023,525)
Share-based payments	(5,497,118)	(3,887,436)	(9,625,030)	(6,288,303)
Other social security charges	(915,557)	(660,711)	(1,626,736)	(1,245,426)
Pension charges	(589,441)	(357,282)	(1,134,157)	(751,915)
Other employee related costs	(72,108)	0	(240,683)	0
Total	€ (15,127,267)	€ (10,858,498)	€ (28,581,956)	€ (19,309,169)